Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Medicine ETF	Sep. 28, 2024
Fidelity Disruptive Medicine ETF | Return Before Taxes
Average Annual Return:
Past 1 year	1.36%
Since Inception	2.88%	[1]
Fidelity Disruptive Medicine ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.36%
Since Inception	2.70%	[1]
Fidelity Disruptive Medicine ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.80%
Since Inception	2.16%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	14.87%
IXXIM
Average Annual Return:
Past 1 year	1.26%
Since Inception	2.65%

[1]	A From April 16, 2020 .